ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Securitize, Inc. and Subsidiaries
Accrued Expenses And Other Current Liabilities [Line Items]
Schedule of Accounts Payable and Accrued Liabilities
The following table provides a breakdown of Accrued expenses and other current liabilities at the periods indicated below:

	March 31, 2026	December 31, 2025
Accrued compensation	$1,691,512	$998,367
Accrued professional fees and other	6,179,978	3,275,225
Total accrued expenses and other current liabilities	$7,871,490	$4,273,592

The following table provides a breakdown of Accrued expenses and other current liabilities at the periods indicated below:

	December 31,
	2025	2024
Accrued compensation	$998,367	$1,259,606
Accrued professional fees and other	3,275,225	802,652
Total accrued expenses and other current liabilities	$4,273,592	$2,062,258